LEASES - Maturity of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Maturity of operating lease liabilities
2021	$ 25,536
2022	9,151
2023	8,504
2024	8,920
2025	7,555
Thereafter	33,864
Total undiscounted future cash flows	93,530
Less: Imputed interest	26,189
Total lease liabilities	$ 67,341